Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2017	$1,164
2018	1,224
2019	1,216
2020	1,172
2021	508
Total	$5,284